Portfolio of Investments
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	1.954%	4,125,000	4,087,223
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	1.941%	2,750,000	2,673,591
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	1.661%	6,500,000	6,399,205
Madison Park Funding XVIII Ltd.(a),(b)
Series 2015-18A Class CRR
3-month USD LIBOR + 1.900% Floor 1.900% 10/21/2030	2.155%	8,000,000	7,888,736
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% Floor 7.250% 10/22/2030	7.509%	2,000,000	1,925,826
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	2.049%	3,000,000	2,965,854
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	415,578	416,180
Series 2021-5 Class A
08/15/2029	1.530%	4,198,678	4,104,089
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/15/2029	1.878%	5,250,000	5,127,612
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	1.641%	3,750,000	3,712,151
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	1.991%	5,000,000	4,894,560
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	1,171,513	1,142,869
Total Asset-Backed Securities — Non-Agency (Cost $46,160,769)			45,337,896

Commercial Mortgage-Backed Securities - Agency 5.0%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series K063 Class A2
01/25/2027	3.430%	4,362,000	4,489,763
Federal National Mortgage Association(c)
Series 2017-M15 Class ATS2
11/25/2027	3.161%	6,620,538	6,654,778
Series 2018-M7 Class A2
03/25/2028	3.046%	24,446,020	24,873,402
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	3,979,438	4,054,535
FRESB Mortgage Trust(c)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	4,634,855	4,620,595
Government National Mortgage Association
Series 2017-190 Class AD
03/16/2060	2.600%	1,369,655	1,317,328
Government National Mortgage Association(c),(d)
Series 2019-102 Class IB
03/16/2060	0.828%	6,923,545	445,919
Series 2019-109 Class IO
04/16/2060	0.805%	12,447,889	803,700
Series 2019-118 Class IO
06/16/2061	0.821%	9,981,096	552,048
Series 2019-131 Class IO
07/16/2061	0.803%	13,166,076	828,511
Series 2019-134 Class IO
08/16/2061	0.653%	8,849,185	459,477
Series 2019-139 Class IO
11/16/2061	0.657%	12,360,251	645,108
Series 2020-19 Class IO
12/16/2061	0.700%	9,835,381	609,754
Series 2020-3 Class IO
02/16/2062	0.637%	10,722,825	617,229
Total Commercial Mortgage-Backed Securities - Agency (Cost $56,827,133)			50,972,147

Columbia Variable Portfolio – U.S. Government Mortgage Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 6.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class A
1-month USD LIBOR + 0.850% Floor 0.850% 09/15/2034	1.247%	4,000,000	3,949,676
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	2.197%	3,500,000	3,441,162
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.647%	8,000,000	7,950,000
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	2,970,000	2,619,543
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,200,000	3,552,315
Hilton USA Trust(a),(c)
Series 2016-HHV Class F
11/05/2038	4.194%	7,500,000	6,754,822
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	988,424
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	2,000,000	1,965,636
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	8,939,062	8,215,656
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	2,917,500	2,718,670
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	4,000,000	3,769,994
Series 2020-SFR3 Class B
10/17/2027	1.495%	3,000,000	2,777,074
Series 2022-SFR1 Class A
02/17/2029	2.709%	5,000,000	4,623,424
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	6,000,000	5,856,741
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	1.547%	5,000,000	4,904,419
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	1.897%	2,500,000	2,461,742
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.775% Floor 1.650% 12/15/2034	2.172%	3,000,000	2,939,405
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $71,453,055)			69,488,703

Residential Mortgage-Backed Securities - Agency 90.5%

Federal Home Loan Mortgage Corp.
10/01/2023- 06/01/2039	5.000%	1,654,104	1,791,601
08/01/2035- 08/01/2051	2.000%	40,173,934	38,171,461
08/01/2041- 06/01/2048	4.500%	7,397,673	7,775,982
10/01/2041- 11/01/2048	4.000%	28,905,696	30,174,701
07/01/2042- 04/01/2047	3.500%	35,599,848	36,330,763
11/01/2042- 01/01/2052	3.000%	58,277,991	57,599,796
02/01/2051- 03/01/2052	2.500%	22,891,500	21,959,022
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.618% Cap 10.989% 01/01/2037	1.868%	44,343	45,847
12-month USD LIBOR + 1.910% Cap 10.449% 09/01/2037	2.160%	57,372	60,197
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	5.553%	4,051,267	628,471
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	5.553%	8,542,152	1,472,920
CMO Series 4183 Class AS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	5.753%	213,455	1,628

2	Columbia Variable Portfolio – U.S. Government Mortgage Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	5.503%	2,731,526	485,620
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	5.553%	6,414,494	1,104,872
CMO Series 4965 Class KS
1-month USD LIBOR + 5.850% Cap 5.850% 04/25/2050	5.393%	3,673,324	558,650
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.623%	7,205,845	1,574,907
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	5.593%	8,578,150	1,967,550
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.573%	2,420,086	419,200
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	5.603%	1,003,855	172,539
Federal Home Loan Mortgage Corp.(d)
CMO Series 266
07/15/2042	4.000%	2,464,130	465,348
CMO Series 267
08/15/2042	4.000%	1,902,873	330,068
CMO Series 4120 Class AI
11/15/2039	3.500%	65,119	117
CMO Series 4122 Class JI
12/15/2040	4.000%	478,981	17,838
CMO Series 4139 Class CI
05/15/2042	3.500%	1,400,453	141,429
CMO Series 4147 Class CI
01/15/2041	3.500%	2,023,663	102,327
CMO Series 4148 Class BI
02/15/2041	4.000%	166,388	2,453
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4177 Class IY
03/15/2043	4.000%	4,739,314	764,123
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 4068 Class GI
09/15/2036	1.679%	2,226,198	123,249
Federal Home Loan Mortgage Corp. REMICS(d)
CMO Series 5105 Class ID
05/25/2051	3.000%	10,932,544	2,120,316
Federal National Mortgage Association
08/01/2022	6.000%	25	27
09/01/2023- 11/01/2023	5.500%	257,087	261,344
03/01/2027- 01/01/2052	2.500%	117,655,176	113,340,333
03/01/2027- 07/01/2048	3.500%	64,078,681	65,360,533
05/01/2027- 11/01/2050	3.000%	88,958,253	88,114,358
06/01/2036- 05/01/2051	2.000%	71,164,603	66,980,606
12/01/2037	5.000%	4,260,874	4,610,775
05/01/2039- 08/01/2047	4.500%	4,012,902	4,241,654
11/01/2043- 06/01/2048	4.000%	26,932,688	27,929,767
CMO Series 2017-72 Class B
09/25/2047	3.000%	2,994,130	2,940,645
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	1.758%	13,316	13,400
12-month USD LIBOR + 1.715% Floor 1.715%, Cap 9.167% 12/01/2033	2.090%	2,363	2,422
12-month USD LIBOR + 1.589% Floor 1.589%, Cap 9.164% 06/01/2034	1.839%	15,146	15,189
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	2.993%	632	639
Federal National Mortgage Association(c),(d)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,216,760	2
Federal National Mortgage Association(d)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	1,370,149	74,982
CMO Series 2012-133 Class EI
07/25/2031	3.500%	419,938	13,889
CMO Series 2012-134 Class AI
07/25/2040	3.500%	1,075,705	36,410
CMO Series 2012-144 Class HI
07/25/2042	3.500%	1,281,551	135,408

Columbia Variable Portfolio – U.S. Government Mortgage Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-40 Class IP
09/25/2040	4.000%	3,539,099	255,474
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,157,402	159,463
CMO Series 2013-1 Class BI
02/25/2040	3.500%	491,724	4,474
CMO Series 2013-10 Class AI
11/25/2041	3.500%	4,804,080	334,333
CMO Series 2013-16
01/25/2040	3.500%	1,341,260	58,644
CMO Series 2013-41 Class IY
05/25/2040	3.500%	978,856	9,824
CMO Series 2013-6 Class MI
02/25/2040	3.500%	534,296	6,075
CMO Series 2020-55 Class MI
08/25/2050	2.500%	11,923,835	2,001,421
CMO Series 2021-3 Class TI
02/25/2051	2.500%	23,161,313	3,928,786
Federal National Mortgage Association(b),(d)
CMO Series 2012-99 Class SL
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 09/25/2042	6.163%	5,289,696	1,152,597
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	5.693%	2,882,274	504,737
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	5.393%	3,916,093	701,903
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	5.543%	10,009,023	1,798,934
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	5.543%	6,969,704	1,215,049
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	5.693%	7,757,148	1,352,940
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	2.750%	16,895,615	1,645,494
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	5.693%	4,165,936	696,774
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.593%	12,225,196	1,945,600
CMO Series 2019-34 Class SM
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.593%	10,342,094	2,000,591
CMO Series 2020-40 Class LS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.623%	10,013,723	2,313,023
Federal National Mortgage Association REMICS(d)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	7,551,049	1,398,308
CMO Series 2021-54 Class LI
04/25/2049	2.500%	12,079,443	1,707,784
Government National Mortgage Association
08/20/2040	5.000%	2,059,402	2,260,393
07/20/2041	4.500%	2,777,085	2,958,921
04/20/2051- 05/20/2051	2.500%	24,935,707	24,206,875
Government National Mortgage Association(e)
04/20/2048	4.500%	5,393,044	5,648,178
Government National Mortgage Association(d)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	2,032,113	332,103
CMO Series 2012-129 Class AI
08/20/2037	3.000%	1,005,299	23,522
CMO Series 2014-131 Class EI
09/16/2039	4.000%	2,734,320	175,351
CMO Series 2019-129 Class AI
10/20/2049	3.500%	6,632,918	912,132
CMO Series 2020-104 Class IY
07/20/2050	3.000%	11,711,308	1,685,190
CMO Series 2020-138 Class IN
09/20/2050	2.500%	6,903,002	1,086,223

4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-138 Class JI
09/20/2050	2.500%	19,649,629	2,878,327
CMO Series 2020-142 Class GI
09/20/2050	3.000%	4,816,820	619,204
CMO Series 2020-144 Class KI
09/20/2050	2.500%	8,656,602	1,117,677
CMO Series 2020-175 Class KI
11/20/2050	2.500%	13,762,156	1,993,656
CMO Series 2020-185 Class KI
12/20/2050	2.500%	20,718,189	2,692,482
CMO Series 2020-191 Class UC
12/20/2050	4.000%	12,851,300	2,014,755
CMO Series 2021-1 Class IB
01/20/2051	2.500%	12,610,823	1,634,612
CMO Series 2021-1 Class QI
01/20/2051	2.500%	14,578,204	2,094,869
CMO Series 2021-122 Class HI
11/20/2050	2.500%	9,767,630	1,323,199
CMO Series 2021-142 Class IX
08/20/2051	2.500%	13,554,270	1,890,532
CMO Series 2021-146 Class IK
08/20/2051	3.500%	12,227,095	1,950,912
CMO Series 2021-158 Class IO
09/20/2051	3.000%	8,802,177	1,308,141
CMO Series 2021-158 Class VI
09/20/2051	3.000%	9,791,346	1,532,678
CMO Series 2021-159 Class IP
09/20/2051	3.000%	7,728,507	1,130,062
CMO Series 2021-161 Class UI
09/20/2051	3.000%	12,898,221	1,899,940
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	13,288,503	2,063,040
CMO Series 2021-228 Class IJ
12/20/2051	2.500%	15,508,052	2,265,975
CMO Series 2021-27 Class IN
02/20/2051	2.500%	8,287,597	1,060,446
CMO Series 2021-67 Class GI
04/20/2051	3.000%	13,219,789	1,923,876
CMO Series 2021-8 Class IO
01/20/2051	3.000%	23,468,715	3,593,295
CMO Series 2021-9 Class DI
01/20/2051	2.500%	12,141,431	1,749,329
CMO Series 2021-9 Class MI
01/20/2051	2.500%	14,858,717	1,887,443
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b),(d)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	5.769%	2,180,454	410,839
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	5.751%	4,099,800	581,740
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	5.751%	2,767,099	328,245
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	5.751%	3,502,861	533,358
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	5.701%	5,855,505	1,229,708
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	5.701%	5,074,952	698,734
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	5.751%	4,398,370	651,564
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	5.751%	2,418,777	333,867
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	5.751%	3,372,584	644,586
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	5.751%	4,541,212	646,665

Columbia Variable Portfolio – U.S. Government Mortgage Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	5.751%	3,987,184	509,281
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.601%	3,864,893	907,375
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	5.651%	8,085,538	1,083,911
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	5.619%	8,603,263	2,106,258
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	5.651%	19,787,908	2,875,890
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	5.751%	8,448,961	1,204,567
CMO Series 2020-133 Class SK
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2050	5.851%	17,550,444	3,193,731
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	1.650%	86,057,881	1,063,985
Government National Mortgage Association TBA(f)
04/21/2052	3.000%	35,000,000	34,623,509
Uniform Mortgage-Backed Security TBA(f)
04/18/2037- 04/13/2052	2.500%	73,000,000	71,062,812
04/13/2052	2.000%	22,000,000	20,431,412
04/13/2052	3.000%	33,000,000	32,315,023
04/13/2052	3.500%	9,000,000	9,022,676
04/13/2052	4.000%	56,000,000	57,207,500
Total Residential Mortgage-Backed Securities - Agency (Cost $978,105,964)			929,208,180

Residential Mortgage-Backed Securities - Non-Agency 10.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Mortgage Trust(c),(g),(h)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	10	6
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2028	2.037%	4,638,632	4,623,302
CMO Series 2022-1 Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 01/26/2032	1.800%	4,550,000	4,528,932
BVRT Financing Trust(a),(b)
CMO Series 2021-1F Class M2
30-day Average SOFR + 2.050% Floor 2.050% 03/15/2038	2.088%	1,522,648	1,522,722
BVRT Financing Trust(a),(b),(g),(h)
CMO Series 2021-CRT1 Class M3
1-month USD LIBOR + 2.750% Floor 3.000% 01/10/2033	3.000%	9,600,000	9,507,303
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	3.207%	4,000,000	3,960,092
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	4,375,698	4,286,179
CMO Series 2022-2 Class A1
03/25/2067	3.757%	4,388,799	4,334,222
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2014-A Class B2
01/25/2035	5.494%	1,109,122	1,109,713
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	2,428,100	2,404,685
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	1.999%	5,500,000	5,221,935
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-NQM1 Class A2
05/25/2065	0.994%	1,609,503	1,566,116
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	1,200,000	1,187,353
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.457%	2,427,980	2,464,415

6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN4 Class M3
1-month USD LIBOR + 4.550% 10/25/2024	5.007%	3,380,120	3,440,772
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2022-DNA2 Class M1B
02/25/2042	2.499%	3,500,000	3,442,171
GCAT LLC(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	1,315,079	1,286,279
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	4,328,435	4,173,059
Loan Revolving Advance Investment Trust(a),(b),(g),(h)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	2.840%	7,500,000	7,412,790
New Residential Mortgage Loan Trust(a),(c),(d)
CMO Series 2014-1A Class AIO
01/25/2054	2.315%	11,320,421	525,420
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.307%	11,500,000	11,450,405
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	3.107%	10,500,000	10,396,365
Pretium Mortgage Credit Partners(a),(c)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	2,884,639	2,791,483
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	2.207%	1,836,166	1,823,664
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	1.907%	3,750,000	3,692,205
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	2,200,000	2,162,543
Stanwich Mortgage Loan Co. LLC(a),(c)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	2,384,251	2,317,977
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	4,685,414	4,554,322
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $106,529,921)			106,186,430

Options Purchased Calls 0.0%
Value ($)
(Cost $293,250)	5,626

Options Purchased Puts 0.5%

(Cost $1,607,580)	4,720,391

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(i),(j)	41,694,942	41,678,265
Total Money Market Funds (Cost $41,681,919)		41,678,265
Total Investments in Securities (Cost: $1,302,659,591)		1,247,597,638
Other Assets & Liabilities, Net		(221,432,850)
Net Assets		1,026,164,788

At March 31, 2022, securities and/or cash totaling $13,806,160 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	520	06/2022	USD	63,895,000	—	(1,739,673)
U.S. Treasury 2-Year Note	8	06/2022	USD	1,695,375	—	(20,891)
U.S. Ultra Treasury Bond	90	06/2022	USD	15,941,250	—	(986,873)
Total					—	(2,747,437)

Columbia Variable Portfolio – U.S. Government Mortgage Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2022 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(12)	06/2022	USD	(1,800,750)	54,257	—
U.S. Treasury 5-Year Note	(294)	06/2022	USD	(33,718,125)	497,752	—
Total					552,009	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	28,750,000	28,750,000	1.00	07/08/2022	293,250	5,626

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	68,700,000	68,700,000	1.75	11/09/2022	1,607,580	4,720,391

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(46,000,000)	(46,000,000)	1.10	05/03/2022	(195,500)	(1,345,702)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(46,400,000)	(46,400,000)	1.25	05/23/2022	(171,680)	(1,277,694)
2-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(46,400,000)	(46,400,000)	1.25	05/23/2022	(183,280)	(1,277,694)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(50,000,000)	(50,000,000)	1.80	07/05/2022	(412,500)	(1,832,395)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(47,400,000)	(47,400,000)	1.75	07/05/2022	(367,350)	(1,836,745)
Total							(1,330,310)	(7,570,230)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.870	USD	5,000,000	(545,313)	2,917	—	(936,326)	393,930	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.870	USD	5,000,000	(545,313)	2,917	—	(863,378)	320,982	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	4.750	USD	1,300,000	(103,796)	758	—	(193,845)	90,807	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.870	USD	3,000,000	(327,188)	1,750	—	(680,471)	355,033	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.870	USD	2,500,000	(272,656)	1,458	—	(411,119)	139,921	—
8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2022 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.750	USD	10,000,000	(798,439)	5,834	—	(1,921,867)	1,129,262	—
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	16.714	USD	2,500,000	(451,952)	1,458	—	(137,808)	—	(312,686)
Total								(3,044,657)	17,092	—	(5,144,814)	2,429,935	(312,686)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $215,107,836, which represents 20.96% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2022, the total value of these securities amounted to $16,920,099, which represents 1.65% of total net assets.
(h)	Valuation based on significant unobservable inputs.
(i)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	81,664,439	57,889,928	(97,877,789)	1,687	41,678,265	(13,115)	18,592	41,694,942
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Columbia Variable Portfolio – U.S. Government Mortgage Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2022 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – U.S. Government Mortgage Fund | First Quarter Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7027_12_A01_(05/22)